CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Current Assets:
Cash	$ 5,034,567	$ 190,758
Term deposit	0	3,096,000
Notes receivable	18,135,369
Accounts receivable	11,132,532	12,375,425
Inventory	855,384	1,116,613
Advances to suppliers, net	8,395,723	10,800,478
Other receivables	3,457,254	21,153,506
Prepaid expenses and other current assets	176,536	155,021
Total current assets	47,187,365	48,887,801
Property, plant and equipment, net	17,604,046	14,285,557
Prepayment for property and equipment	4,153,282	3,781,844
Intangible assets, net	13,486	68,427
Land use right, net	579,130	574,587
Right of use lease assets, net	415,268	97,160
Long-term deposits	1,261,749	1,238,555
Deferred tax assets	29,490	29,209
Total assets	71,243,816	68,963,140
Current Liabilities:
Short-term bank loans	2,050,085	1,238,400
Long-term bank loan, current	157,117	264,393
Accounts payable	2,490,356	1,776,626
Deferred revenue, current	113,385	111,301
Due to related parties	19,533	1,426,631
Taxes payable	447,479	243,413
Operating lease liabilities, current	77,499	36,720
Accrued expenses and other current liabilities	452,095	545,632
Total current liabilities	5,807,549	5,643,116
Long-term bank loan, non-current		22,033
Deferred revenue, non-current	441,912	489,439
Operating lease liabilities, non-current	35,970	32,351
Deferred tax liabilities	70,280	97,249
Total liabilities	6,355,711	6,284,188
Commitments and contingencies
Shareholders' Equity:
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	457,909	315,808
Retained earnings	1,253,241	394,556
Accumulated other comprehensive income	1,330,931	122,564
Total shareholders' equity	64,888,105	62,678,952
Total Liabilities and Shareholders' Equity	71,243,816	68,963,140
Common Class A
Shareholders' Equity:
Ordinary Shares	47,965,683	47,965,683
Common Class B
Shareholders' Equity:
Ordinary Shares	$ 5,015,142	$ 5,015,142